ANNUAL REPORT
DECEMBER 31, 2001

PRUDENTIAL
MoneyMart Assets, Inc.

FUND TYPE
Money market

OBJECTIVE
Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

(LOGO)Prudential Financial

Prudential MoneyMart Assets, Inc.
Performance at a Glance

INVESTMENT GOALS AND STYLE
Prudential MoneyMart Assets, Inc. (the Fund) seeks maximum current income consistent with stability of capital and maintenance of liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, and major corporations and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. We purchase only securities rated in one of the two highest rating categories by at least two major rating agencies or, if not rated, deemed to be of equivalent quality by our credit research staff. There can be no assurance that the Fund will achieve its investment objective.

(Graph) Money Market Fund Yield Comparison
                                       www.PruFN.com     (800) 225-1852

Annual Report     December 31, 2001


Fund Facts     As of 12/31/01

                 7-Day          Net Asset    Weighted Avg.    Net Assets
              Current Yld.     Value (NAV)     Mat. (WAM)     (Millions)
Class A          1.67%            $1.00         59 Days          $6,441
Class Z*         1.79%            $1.00         59 Days          $  273
iMoneyNet,
 Inc. Taxable
 Prime
 Retail Avg.**   1.47%            $1.00         63 Days           N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* Class Z shares are not subject to distribution and service (12b-1) fees.

**iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of December 24, 2001, the closest date to the end of our reporting period. Please note that Tuesday, December 25, 2001, was a holiday, therefore, iMoneyNet, Inc. reported seven-day current yield, NAV, and WAM on the Monday before.

(Graph) Weighted Average Maturity Comparison

(LOGO) Prudential Financial            February 7, 2002

DEAR SHAREHOLDER,
Prudential MoneyMart Assets provided higher-than-average yields throughout 2001, and maintained its $1.00 net asset value (NAV). On December 31, 2001, the seven-day current yield for MoneyMart Assets' Class A shares was 1.67%, compared with 1.47% for the average comparable money market fund tracked by iMoneyNet, Inc.

The year 2001 was noteworthy for the money markets. Total assets in money market funds soared well above $2 trillion to a record high. At the same time, money market yields declined sharply as the Federal Reserve (the
Fed) engineered its most aggressive easing campaign in decades to reverse an economic downturn in the United States. In such an uncertain economic environment, it is not surprising that many investors sought the comparative safety provided by money market funds.

We discuss developments in the money markets and explain MoneyMart Assets' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential MoneyMart Assets, Inc.

Prudential MoneyMart Assets, Inc.

Annual Report     December 31, 2001

INVESTMENT ADVISER'S REPORT

ONE FOR THE HISTORY BOOKS
Money market funds offered investors a welcome respite from volatile financial markets that were driven by dramatic changes in the U.S. economy during 2001. The $10 trillion economy sank into its first recession in a decade, bringing to a close the longest economic expansion in the nation's history. Corporate earnings and credit worthiness weakened during the downturn, prompting a sell-off in stocks and riskier bonds for much of the year. The September 11 terrorist attacks on the United States also dealt another blow to the already ailing economy.

The Fed tried to get the economy moving again by easing monetary policy 11 times. It reduced short-term interest rates a total of 4.75 percentage points, which left rates below 2.00% for the first time in 40 years. Because money market fund yields decline with a lag during times when the Fed eases monetary policy, investors, particularly institutions, put cash in money market funds. The sharp drop in rates and the deterioration of corporate earnings led us to emphasize strategies that preserved MoneyMart Assets' competitive income stream and good credit quality.

CHANGING SLOPE OF THE YIELD CURVE
The first two short-term rate cuts occurred in January 2001. Because the Fed was expected to continue easing monetary policy, investors locked in yields on money market securities maturing in one year. As a result, yields on one-year securities slid below yields on three-month securities. This anomaly is known as an inverted money market yield curve. Normally, money market securities maturing in one year yield more than securities maturing in three months, because of the greater risk associated with longer-term investments.

Prudential MoneyMart Assets, Inc.
Annual Report     December 31, 2001

In March 2001, the unusual shape of the money market yield curve continued to predict further declines in short-term rates as evidenced by the strong demand for one-year securities that pushed their yields to unattractively low levels. We primarily bought securities in the three-month sector designed to extend MoneyMart Assets' weighted average maturity (WAM). (WAM takes into account the maturity and quantity of each security held by a fund.) In the falling interest rate environment, having a longer WAM helped MoneyMart Assets' yields remain higher for a longer time.

Fed policymakers eased monetary policy again in March, April, and May 2001. By this time, some investors wondered if the central bank was nearly finished with its current round of rate cuts. Therefore, although the overall level of money market yields declined, the shape of the money market yield curve gradually returned to a positive slope in spring 2001. (That is, yields on securities maturing in one year were once again higher than yields on securities maturing in three months.)

With this development, and given our belief that further rate cuts were forthcoming, we felt more comfortable significantly lengthening MoneyMart Assets' WAM in May and June by purchasing bank securities maturing in one year that offered good relative value. Locking in yields on these securities helped preserve the Fund's competitive income, which proved beneficial when yields declined sharply later in the year.

FEDERAL RESERVE CONTINUED RATE CUTTING CAMPAIGN
Money market yields headed lower as Fed policymakers eased monetary policy again in late June, August, September, and October. In statements announcing the two latter moves, the central bank cited the need to lower borrowing costs again to counter the negative effects of the September 11 terrorist attacks on financial markets and the U.S. economy.

                                       www.PruFN.com     (800) 225-1852


November brought another reduction in short-term rates as Fed policymakers remained deeply concerned about deteriorating business conditions. At this point, they had eased monetary policy 10 times. Market participants once again began to speculate that the Fed might have finished its current round of short-term rate cuts. Such talk discouraged some investors from tying up their cash in longer-term money market securities. Consequently, yields on these securities rose. We viewed this development as a buying opportunity and extended MoneyMart Assets' WAM by locking in higher yields on securities maturing in 12 to 13 months.

As it turned out, our purchases were well timed. The decline in money market yields resumed in late November as it became increasingly clear Fed policymakers would ease monetary policy an eleventh time in December 2001.

LOOKING AHEAD
We expect the Fed's aggressive short-term rate cuts will revive economic growth in the United States during 2002. Meanwhile, the economy apparently remains in the doldrums, and corporate credit quality remains under pressure. This state of affairs underscores the need to continue our conservative approach to corporate credit selection.

Prudential MoneyMart Assets Management Team

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of December 31, 2001



Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------

Certificates of Deposit - Domestic  1.5%
                American Express Centurion Bank
$     100,000   2.04%, 1/11/02                                    $    100,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  3.7%
                Intesabci SpA
      200,000   1.85%, 1/17/02                                         200,000,887
       50,000   2.07%, 2/6/02                                           50,000,497
                                                                  ----------------
                                                                       250,001,384
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  24.8%
                Abbey National Treasury Service(b)
      255,000   1.816%, 1/15/02                                        254,899,747
                BNP Paribas
       50,000   1.86%, 3/6/02                                           50,000,000
                Canadian Imperial Bank of Commerce
       25,000   5.00%, 2/26/02                                          25,110,342
      150,000   4.12%, 5/31/02                                         149,988,004
       30,000   1.90%, 6/11/02                                          30,000,000
       75,000   4.055%, 7/12/02                                         75,001,915
       25,000   2.495%, 12/30/02                                        25,011,047
                Credit Suisse First Boston
      275,000   1.82%, 1/11/02                                         275,000,000
                Deutsche Bank AG
       30,000   3.67%, 8/19/02                                          29,996,096
       65,000   2.54%, 12/18/02                                         64,993,834
                Landesbank Baden-Wuerttemberg
       99,000   3.71%, 1/15/02                                          99,000,094
                Rabobank Nederland NV NY
      130,000   4.105%, 7/5/02                                         129,993,607
                SanPaolo IMI U.S. Financial Co.
       61,000   2.09%, 1/28/02                                          61,000,000
                Societe Generale NY
      110,000   2.47%, 11/20/02                                        110,014,445
       25,000   2.48%, 12/30/02                                         25,007,365

    6                                      See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.



Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
                Svenska Handelsbanken AB
$      15,000   5.23%, 1/23/02                                    $     15,000,202
       50,000   4.185%, 5/28/02                                         50,006,480
       20,000   4.11%, 7/8/02                                           20,000,000
                UBS AG
      125,000   4.135%, 6/3/02                                         124,992,355
       50,000   2.42%, 11/20/02                                         50,000,000
                                                                  ----------------
                                                                     1,665,015,533
-------------------------------------------------------------------------------------
Commercial Paper  55.2%
                Allianz of America, Inc.
       40,000   1.90%, 1/30/02                                          39,938,778
                American Home Products Corp.
       28,000   2.17%, 2/15/02                                          27,924,050
       40,000   2.25%, 3/8/02                                           39,835,000
                BCI Funding Corp.
        5,529   1.84%, 1/7/02                                            5,527,304
                Blue Ridge Asset Funding Corp.
      134,576   1.93%, 1/16/02                                         134,467,779
                Bradford & Bingley Building Society
       50,000   1.80%, 1/14/02                                          49,967,500
                Brahms Funding Corp.
       44,000   2.20%, 1/11/02                                          43,973,111
       52,185   1.92%, 2/1/02                                           52,098,721
                Caisse Nationale des Caisses D'Epargne
       39,000   2.04%, 2/7/02                                           38,918,230
                Den Norske Bank
       80,000   2.08%, 3/26/02                                          79,611,733
                Deutsche Bank AG
       78,000   2.06%, 2/11/02                                          77,817,003
                Dexia Bank
       60,000   2.10%, 1/22/02                                          59,926,500
      100,000   2.04%, 2/6/02                                           99,796,000
                Edison Asset Securitization LLC
      182,651   1.93%, 1/25/02                                         182,415,989


    See Notes to Financial Statements                                      7

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.



Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
                Falcon Asset Securitization Corp.
$      11,095   2.02%, 1/14/02                                    $     11,086,907
       52,252   2.10%, 1/16/02                                          52,206,280
       36,046   2.09%, 1/22/02                                          36,002,054
       37,000   1.90%, 2/5/02                                           36,931,653
       25,000   1.95%, 2/6/02                                           24,951,250
                Forrestal Funding Master Trust
      100,000   2.11%, 1/11/02                                          99,941,389
       41,151   1.90%, 2/5/02                                           41,074,985
       10,000   2.15%, 2/27/02                                           9,965,958
                GE Capital International Funding
       79,000   2.02%, 1/22/02                                          78,906,912
       71,000   2.06%, 2/19/02                                          70,800,924
       48,100   2.04%, 2/22/02                                          47,958,265
       44,000   2.06%, 2/25/02                                          43,861,522
       35,000   2.01%, 2/27/02                                          34,888,613
                General Electric Capital Corp.
       23,000   1.84%, 2/21/02                                          22,940,047
                Household Finance Corp.
      163,040   2.02%, 1/11/02                                         162,948,517
                HSBC Bank USA, Inc.
       50,000   2.11%, 1/28/02                                          49,920,875
       56,000   2.10%, 2/4/02                                           55,888,933
                Intrepid Funding Master Trust
       38,288   2.00%, 1/17/02                                          38,253,966
                J.P. Morgan Chase
      100,000   1.80%, 2/7/02                                           99,815,000
      150,000   1.82%, 4/3/02                                          149,302,333
                Johnson Controls, Inc.
       34,000   2.25%, 1/2/02                                           33,997,875
                KBC Financial Products International
        2,000   1.83%, 1/2/02                                            1,999,898
                Market Street Funding Corp.
      100,000   1.99%, 1/11/02                                          99,944,722
                Morgan Stanley Dean Witter Co.
       14,161   1.95%, 1/25/02                                          14,142,591
      119,379   2.00%, 1/30/02                                         119,186,667



    8                                      See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.



Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
                Old Line Funding Corp.
$      17,340   2.10%, 1/25/02                                    $     17,315,724
                Preferred Receivables Funding Corp.
       47,428   2.10%, 1/15/02                                          47,389,267
       98,000   2.10%, 1/18/02                                          97,902,817
                Salomon Smith Barney Holdings, Inc.
      100,000   1.82%, 1/9/02                                           99,959,556
                Sheffield Receivables Corp.
       49,354   1.95%, 1/7/02                                           49,337,960
      139,000   2.33%, 1/23/02                                         138,802,079
                Spintab Swedmortgage AB
       61,000   1.80%, 3/5/02                                           60,807,850
       22,461   1.85%, 3/18/02                                          22,373,277
                Stadshypotek AB
       41,885   1.90%, 2/6/02                                           41,805,419
                Telstra Corp. Ltd.
       27,000   2.08%, 2/15/02                                          26,929,800
                Toronto-Dominion Holdings USA
      200,000   1.88%, 1/28/02                                         199,718,000
                Tulip Funding Corp.
       17,938   2.10%, 1/25/02                                          17,912,887
       28,000   2.10%, 2/26/02                                          27,908,533
                Tyco Capital Corp.
      100,000   1.80%, 2/6/02                                           99,820,000
                Tyco International Group SA
       30,000   2.20%, 1/9/02                                           29,985,333
       17,000   2.00%, 2/14/02                                          16,958,444
                UBS Fin. Del. LLC
      107,878   1.80%, 1/2/02                                          107,872,606
                Volkswagen of America, Inc.
       16,858   1.85%, 1/11/02                                          16,849,337
      115,000   1.92%, 1/28/02                                         114,834,400
                Wells Fargo & Co.
      100,000   1.83%, 2/15/02                                          99,771,250
                                                                  ----------------
                                                                     3,703,390,373


    See Notes to Financial Statements                                      9

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.


Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------

Other Corporate Obligations  11.8%
                Allstate Corp.(b)(c)
$      36,000   2.40%, 2/1/02                                     $     36,000,000
                American Express Centurion Bank(b)
       31,000   2.081%, 1/7/02                                          31,000,000
                Bishop's Gate Residential Mortgage Trust(b)
       27,000   2.264%, 1/2/02                                          27,000,000
                General Electric Capital Assurance Co.(b)(c)
       34,000   2.012%, 1/22/02                                         34,000,000
                Goldman Sachs Group LP(b)
      287,000   2.02%, 3/15/02                                         287,000,150
                J.P. Morgan Chase(b)
       18,000   1.972%, 3/22/02                                         18,004,244
                Metropolitan Life Insurance Co.(b)(c)
       23,000   2.31%, 2/1/02                                           23,000,000
       28,000   2.68%, 1/1/02                                           28,000,000
                Merrill Lynch & Co.(b)
       88,000   1.705%, 1/8/02                                          88,000,000
                Morgan Stanley Dean Witter & Co.(b)
      143,000   1.956%, 1/15/02                                        143,000,000
                Strategic Money Market Trust(b) 2001-M
       14,000   1.90%, 3/13/02                                          14,000,000
                Travelers Insurance Co.(b)(c)
       34,000   2.124%, 1/7/02                                          34,000,000
                United of Omaha Life Insurance(b)(c)
       15,000   2.158%, 3/5/02                                          15,000,000
                Wells Fargo & Co.(b)
       20,000   2.43%, 1/28/02                                          20,010,341
                                                                  ----------------
                                                                       798,014,735



    10                                     See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.


Principal
Amount
(000)           Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
U.S. Government Agency Obligation  1.7%
                Federal Home Loan Mortgage Corp.
$     110,000   6.25%, 10/15/02                                   $    112,913,482
                                                                  ----------------
                Total Investments  98.7%
                 (amortized cost $6,629,335,507)(a)                  6,629,335,507
                Other assets in excess of liabilities  1.3%             84,157,159
                                                                  ----------------
                Net Assets  100%                                  $  6,713,492,666
                                                                  ----------------
                                                                  ----------------


------------------------------
(a) Federal income tax basis for portfolio securities is the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $170,000,000. The aggregate value of $170,000,000 is approximately 2.5% of net assets.
AB--Antien bolay (Swedish Company).
AG--Aktiengesellschaft (German Company).
LLC--Limited Liability Company.
LP--Limited Partnership.
NV--Naamloze Vennootschaap (Dutch Corporation).
SA--Societe Anonyme (French Corporation).
SpA--Societa per Azione (Italian Corporation).

    See Notes to Financial Statements                                     11

       Prudential MoneyMart Assets, Inc.
             Portfolio of Investments as of December 31, 2001 Cont'd.


The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2001 was as follows:


Commercial Banks.......................................................   49.3%
Asset Backed Securities................................................   14.9
Security Brokers & Dealers.............................................   11.2
Short-Term Business Credit.............................................    6.5
Bank Holding Company...................................................    4.0
Personal Credit Institutions...........................................    2.7
Life Insurance.........................................................    2.6
Motor Vehicle Parts....................................................    2.0
Federal Credit Agencies................................................    1.7
Mortgage Bankers.......................................................    1.2
Pharmaceutical.........................................................    1.0
General Industry Machines..............................................    0.7
Regulating Controls....................................................    0.5
Phone Communication....................................................    0.4
                                                                         -----
                                                                          98.7
Other assets in excess of liabilities..................................    1.3
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----


    12                                     See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Statement of Assets and Liabilities

                                                                December 31, 2001
---------------------------------------------------------------------------------------

ASSETS
Investments, at amortized cost which approximates market
value                                                            $ 6,629,335,507
Cash                                                                     406,783
Receivable for Fund shares sold                                      170,516,257
Interest receivable                                                   22,224,601
Deferred expenses and other assets                                       142,656
                                                                -----------------
      Total assets                                                 6,822,625,804
                                                                -----------------
LIABILITIES
Payable for Fund shares reacquired                                   100,136,460
Accrued expenses                                                       5,906,719
Management fee payable                                                 1,750,318
Distribution fee payable                                                 695,723
Dividends payable                                                        643,918
                                                                -----------------
      Total liabilities                                              109,133,138
                                                                -----------------
NET ASSETS                                                       $ 6,713,492,666
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Common stock, at par ($.001 par value; 15 billion shares
      authorized for issuance)                                   $     6,713,493
   Paid-in capital in excess of par                                6,706,779,173
                                                                -----------------
Net assets, December 31, 2001                                    $ 6,713,492,666
                                                                -----------------
                                                                -----------------
Class A:
   Net asset value, offering price and redemption price per
      share
      ($6,440,760,163 / 6,440,760,163 shares of common
      stock issued and outstanding)                                        $1.00
                                                                -----------------
                                                                -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($272,732,503 / 272,732,503 shares of common stock
      issued and outstanding)                                              $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     13

       Prudential MoneyMart Assets, Inc.
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                                December 31, 2001
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME
Income
   Interest                                                       $ 313,375,134
                                                                -----------------
Expenses
   Management fee                                                    21,491,518
   Distribution fee--Class A                                          8,558,320
   Transfer agent's fees and expenses                                13,500,000
   Reports to shareholders                                            1,025,000
   Registration fees                                                    550,000
   Custodian's fees and expenses                                        345,000
   Insurance                                                             54,000
   Director's fees and expenses                                          45,000
   Legal fees and expenses                                               40,000
   Audit fees                                                            35,000
   Miscellaneous                                                         91,193
                                                                -----------------
      Total expenses                                                 45,735,031
                                                                -----------------
Net investment income                                               267,640,103
                                                                -----------------
NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            163,826
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 267,803,929
                                                                -----------------
                                                                -----------------

    14                                     See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Statement of Changes in Net Assets

                                                    Year Ended December 31,
                                             --------------------------------------
                                                   2001                 2000
-----------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $    267,640,103     $    395,740,420
   Net realized gain on investment
      transactions                                    163,826                9,816
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                             267,803,929          395,750,236
                                             -----------------    -----------------
Dividends and distributions to
shareholders
(Note 1)
      Class A                                    (256,917,975 )       (379,839,832 )
      Class Z                                     (10,885,954 )        (15,910,404 )
                                             -----------------    -----------------
                                                 (267,803,929 )       (395,750,236 )
                                             -----------------    -----------------
Fund share transactions (Note 4)
(at $1.00 per share)
   Proceeds from shares sold                   25,511,897,314       36,763,213,585
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                 259,791,476          372,842,594
   Cost of shares reacquired                  (25,840,651,380 )    (37,006,715,947 )
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Fund share transactions                (68,962,590 )        129,340,232
                                             -----------------    -----------------
Total increase (decrease)                         (68,962,590 )        129,340,232
NET ASSETS
Beginning of year                               6,782,455,256        6,653,115,024
                                             -----------------    -----------------
End of year                                  $  6,713,492,666     $  6,782,455,256
                                             -----------------    -----------------
                                             -----------------    -----------------

    See Notes to Financial Statements                                     15

       Prudential MoneyMart Assets, Inc.
             Notes to Financial Statements

      Prudential MoneyMart Assets, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less whose ratings are within the two highest rating categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Transactions and Net Investment Income:    Security
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains or losses. Payment of

       Prudential MoneyMart Assets, Inc.
             Notes to Financial Statements Cont'd.

dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI' or 'Manager') formerly known as Prudential Investment Fund Management. Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. ('PIM' or 'Subadvisor'). PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $50 million and .30 of 1% of the Fund's average daily net assets in excess of $50 million.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Z shares of the Fund. The Fund reimburses the distributor for distributing and servicing the Fund's Class A shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of the Class A shares. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended December 31, 2001, the Fund incurred fees of approximately $13,020,000 for the services of PMFS. As of December 31, 2001, approximately $1,038,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Capital
The Fund offers Class A and Class Z shares. Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors.
                                                                          17

       Prudential MoneyMart Assets, Inc.
             Notes to Financial Statements Cont'd.

      There are 15 billion shares of $.001 par value common stock authorized divided into two classes, designated Class A and Class Z, which consist of 13 billion and 2 billion authorized shares, respectively.

      Transactions in shares of common stock (at $1 net asset value per share) were as follows:

                                                        Year Ended December 31,
                                                 --------------------------------------
                                                       2001                 2000
                                                 -----------------    -----------------

Class A
----------------------------------------------
Shares sold                                         24,901,364,599       35,917,039,176
Shares issued in reinvestment of dividends and
  distributions                                        248,910,187          357,452,795
Shares reacquired                                  (25,238,796,546)     (36,138,795,705)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding          (88,521,760)         135,696,266
                                                 -----------------    -----------------
                                                 -----------------    -----------------

Class Z
----------------------------------------------
Shares sold                                            610,532,715          846,174,409
Shares issued in reinvestment of dividends and
  distributions                                         10,881,289           15,389,799
Shares reacquired                                     (601,854,834)        (867,920,242)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding           19,559,170           (6,356,034)
                                                 -----------------    -----------------
                                                 -----------------    -----------------

                                                        ANNUAL REPORT
                                                        DECEMBER 31, 2001
            PRUDENTIAL
            MONEYMART ASSETS, INC.
--------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Prudential MoneyMart Assets, Inc.
             Financial Highlights

                                                                    Class A
                                                                -----------------
                                                                   Year Ended
                                                                December 31, 2001
---------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                 $     1.000
Net investment income and net realized gains                             0.037
Dividends and distributions to shareholders                             (0.037)
                                                                -----------------
Net asset value, end of year                                       $     1.000
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a)                                                           3.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                      $ 6,440,760
Average net assets (000)                                           $ 6,846,656
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                0.65%
   Expenses, excluding distribution and service (12b-1)
      fees                                                                0.52%
   Net investment income                                                  3.76%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    20                                     See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Financial Highlights Cont'd.

                                    Class A
-------------------------------------------------------------------------------
                               Year Ended December 31,
-------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------
   $    1.000           $    1.000           $    1.000           $    1.000
         .058                 .046                 .050                 .050
        (.058)               (.046)               (.050)               (.050)
----------------     ----------------     ----------------     ----------------
   $    1.000           $    1.000           $    1.000           $    1.000
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
         5.94%                4.69%                5.06%                5.09%
   $6,529,282           $6,393,586           $6,152,044           $6,863,647
   $6,538,256           $6,292,031           $6,810,377           $7,121,692
          .67%                 .68%                 .69%                 .70%
          .54%                 .55%                 .57%                 .58%
         5.81%                4.60%                4.95%                4.97%


    See Notes to Financial Statements                                     21

       Prudential MoneyMart Assets, Inc.
             Financial Highlights Cont'd.

                                                                    Class Z
                                                                -----------------
                                                                   Year Ended
                                                                December 31, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $   1.000
Net investment income and net realized gains                            0.039
Dividends and distributions to shareholders                            (0.039)
                                                                -----------------
Net asset value, end of year                                        $   1.000
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a)                                                          3.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 272,733
Average net assets (000)                                            $ 283,850
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.52%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.52%
   Net investment income                                                 3.84%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    22                                     See Notes to Financial Statements

       Prudential MoneyMart Assets, Inc.
             Financial Highlights Cont'd.


                                    Class Z
-------------------------------------------------------------------------------
                            Year Ended December 31,
-------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000
        .059                 .047                 .051                 .051
       (.059)               (.047)               (.051)               (.051)
----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        6.07%                4.82%                5.19%                5.22%
    $253,173             $259,529             $212,280             $157,352
    $267,611             $227,112             $194,669             $159,508
         .54%                 .55%                 .57%                 .58%
         .54%                 .55%                 .57%                 .58%
        5.95%                4.74%                5.07%                5.10%

    See Notes to Financial Statements                                     23

       Prudential MoneyMart Assets, Inc.
             Report of Independent Accountants

To the Board of Directors and Shareholders of Prudential MoneyMart Assets, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential MoneyMart Assets, Inc. (the 'Fund') at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 7, 2002

                                                        ANNUAL REPORT
                                                        DECEMBER 31, 2001
            PRUDENTIAL
            MONEYMART ASSETS, INC.
--------------------------------------------------------------------------------
                                                        MANAGEMENT OF
                                                        THE FUND

Prudential MoneyMart Assets, Inc.      www.PruFN.com     (800) 225-1852
             Management of the Fund (Unaudited)

      Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as 'Independent Directors.' Directors who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Directors.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC.

       Independent Directors

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Delayne D. Gold (63)                 Director               since 1983
                       Robert E. La Blanc (67)              Director               since 1996
                       Robin B. Smith (62)                  Director               since 1996
                       Stephen Stoneburn (58)               Director               since 1996
                       Clay T. Whitehead (63)               Director               since 1999
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       ------------------------------- ---------------------------------------------------------
                       Delayne D. Gold (63)             Marketing Consultant.                           89

                       Robert E. La Blanc (67)          President (since 1981) of Robert E.             74
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.

                       Robin B. Smith (62)              Chairman and Chief Executive Officer            69
                                                        (since August 1996) of Publishers
                                                        Clearing House (publishing), formerly
                                                        President and Chief Executive Officer
                                                        (January 1988 - August 1996) of
                                                        Publishers Clearing House.

                       Stephen Stoneburn (58)           President and Chief Executive Officer           74
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995 - June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993 -
                                                        1995) of Cowles Business Media and
                                                        Senior Vice President of Fairchild
                                                        Publications, Inc. (1975 - 1989).

                       Clay T. Whitehead (63)           President (since 1983) of National              91
                                                        Exchange Inc. (new business
                                                        development firm).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       ------------------------------------------------------------
                       Delayne D. Gold (63)

                       Robert E. La Blanc (67)          Director of Storage
                                                        Technology Corporation
                                                        (since 1979),
                                                        Titan Corporation
                                                        (electronics,
                                                        since 1995), Salient 3
                                                        Communications, Inc. (since
                                                        1995) and Chartered
                                                        Semiconductor Ltd.
                                                        (Singapore) (since 1998);
                                                        Director of First Financial
                                                        Fund, Inc. and The High
                                                        Yield Plus Fund, Inc.

                       Robin B. Smith (62)              Director of BellSouth
                                                        Corporation (since 1992),
                                                        and Kmart Corporation
                                                        (retail) (since 1996).

                       Stephen Stoneburn (58)

                       Clay T. Whitehead (63)

    26                                                                    27

Prudential MoneyMart Assets, Inc.      www.PruFN.com     (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Nancy H. Teeters (71)                Director               since 1985
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       -------------------------------  ---------------------------------------------------------
                       Nancy H. Teeters (71)            Economist; formerly Vice President              72
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999); formerly
                                                        Governor of the Federal Reserve
                                                        (September 1978 - June 1984).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------  -------------------------
                       Nancy H. Teeters (71)



       Interested Directors

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------

                       *David R. Odenath, Jr. (44)          President and          since 1999
                                                            Director

                       *Robert F. Gunia (55)                Vice President         since 1996
                                                            and Director
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       -------------------------------  ---------------------------------------------------------
                       *David R. Odenath, Jr. (44)      President, Chief Executive Officer              115
                                                        and Chief Operating Officer (since
                                                        June 1999) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

                       *Robert F. Gunia (55)            Executive Vice President and Chief              112
                                                        Administrative Officer (since June
                                                        1999) of Prudential Investment LLC
                                                        (PI); Executive Vice President and
                                                        Treasurer (since January 1996) of PI;
                                                        President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities Incorporated
                                                        (Prudential Securities); formerly
                                                        Chief Administrative Officer (July
                                                        1989-September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of Prudential
                                                        Mutual Fund Management, Inc. (PMF).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------  -------------------------------
                       *David R. Odenath, Jr. (44)

                       *Robert F. Gunia (55)            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.; Vice
                                                        President and Director
                                                        (since May 1992) of
                                                        Nicholas-Applegate Fund,
                                                        Inc.


    28                                                                    29

Prudential MoneyMart Assets, Inc.      www.PruFN.com     (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       *Judy A. Rice (54)                   Vice President         since 2000
                                                            and Director


                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                 Director
                       -------------------------------  -----------------------------------------------------------
                       *Judy A. Rice (54)               Executive Vice President (since 1999)           111
                                                        of Prudential Investments; formerly
                                                        various positions to Senior Vice
                                                        President (1992-1999) of Prudential
                                                        Securities; and various positions to
                                                        Managing Director (1975-1992) of
                                                        Salomon Smith Barney; Member of Board
                                                        of Governors of the Money Management
                                                        Institute; Member of the Prudential
                                                        Securities Operating Council and a
                                                        Member of the Board of Directors for
                                                        the National Association for Variable
                                                        Annuities.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------      ---------------------
                       *Judy A. Rice (54)



      Information pertaining to the officers of the Fund is set forth below.

       Officers

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Grace C. Torres (42)                 Treasurer and          since 1995
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Jonathan D. Shain (43)               Secretary              since 2001

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -------------------------------  ------------------------------------
                       Grace C. Torres (42)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PIFM and First Vice
                                                        President (March 1993-1999) of
                                                        Prudential Securities.

                       Jonathan D. Shain (43)           Vice President and Corporate Counsel
                                                        (since August 1998) of Prudential;
                                                        formerly Attorney with Fleet Bank,
                                                        N.A. (January 1997 - July 1988) and
                                                        Associate Counsel (August 1994 -
                                                        January 1997) of New York Life
                                                        Insurance Company.


    30                                                                    31

Prudential MoneyMart Assets, Inc.      www.PruFN.com     (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       William V. Healey (48)               Assistant              since 2000
                                                            Secretary

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       ------------------------------- -------------------------------------
                       William V. Healey (48)           Vice President and Associate General
                                                        Counsel (since 1998) of Prudential;
                                                        Executive Vice President, Secretary
                                                        and Chief Legal Officer (since
                                                        February 1999) of Prudential
                                                        Investments LLC; Senior Vice
                                                        President, Chief Legal Officer and
                                                        Secretary (since December 1998) of
                                                        Prudential Investment Management
                                                        Services LLC; Executive Vice
                                                        President, Chief Legal Officer and
                                                        Secretary (since February 1999) of
                                                        Prudential Mutual Fund Services LLC;
                                                        Director (since June 1999) of ICI
                                                        Mutual Insurance Company; prior to
                                                        August 1998, Associate General
                                                        Counsel of the Dreyfus Corporation
                                                        (Dreyfus), a subsidiary of Mellon
                                                        Bank, N.A. (Mellon Bank), and an
                                                        officer and/or director of various
                                                        affiliates of Mellon Bank and
                                                        Dreyfus.

------------------

    * 'Interested' Director, as defined in the Investment Company Act, by reason of affiliation with the Manager, the Subadviser or the Distributor.

   ** Unless otherwise noted, the address of the Directors and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, 9th Floor,
      Newark, New Jersey 07102-4077.

  *** There is no set term of office for Directors and Officers. The Independent
      Directors have adopted a retirement policy, which calls for the retirement of
      Directors on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Director or Officer.

 **** This column includes only directorships of companies required to report to the
      SEC under the Securities and Exchange Act of 1934 (i.e., 'public companies') or other investment companies registered under the Act.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    32                                                                    33

Prudential MoneyMart Assets, Inc.

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS


Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
     Prudential Stock Index Fund
Prudential Tax-Managed Funds
     Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
     Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
     Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
     Prudential Financial Services Fund
     Prudential Health Sciences Fund
     Prudential Technology Fund
     Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
     Prudential Global Growth Fund
     Prudential International Value Fund
     Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
     Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
     Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
     California Series
     California Income Series
Prudential Municipal Bond Fund
     High Income Series
     Insured Series


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                                       www.PruFN.com     (800) 225-1852

Annual Report     December 31, 2001


Prudential Municipal Series Fund
     Florida Series
     New Jersey Series
     New York Series
     Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
     Liquid Assets Fund
     National Money Market Fund
Prudential Government Securities Trust
     Money Market Series
     U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
     Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
     California Money Market Series
Prudential Municipal Series Fund
     New Jersey Money Market Series
     New York Money Market Series

Tax-Free Money Market Funds
COMMAND Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
Special Money Market Fund, Inc.*
     Money Market Series


STRATEGIC PARTNERS
MUTUAL FUNDS**

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
     Money Market Series


* This Fund is not a direct purchase money fund and is only an exchangeable money fund.

**Not exchangeable with the Prudential mutual funds.


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Prudential MoneyMart Assets, Inc.

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials-- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.


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                                       www.PruFN.com     (800) 225-1852

Annual Report     December 31, 2001

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.PruFN.com

DIRECTORS
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Two Gateway Center
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

Fund Symbols     Nasdaq      CUSIP
------------     ------    ---------
     Class A     PBMXX     74435H102
     Class Z     PMZXX     74435H201

MF108E     IFS-A068399